Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

12) Fair Value Measurements

(a) Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2017 and 2016. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2017		December 31, 2016
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$46,104	$46,104	$27,664	$27,664
Current derivative assets:
Interest rate swap contracts	950	950	—	—
Foreign exchange forward contracts	629	629	—	—
Non-current derivative assets:
Interest rate swap contracts	9,850	9,850	3,154	3,154
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	961	961	2,039	2,039
Foreign exchange forward contracts	17	17	1,265	1,265
Non-current derivative liabilities:
Interest rate swap contracts	164	164	285	285
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,033,330	1,032,484	745,649	743,898

The carrying amounts shown in the table above are included in the consolidated balance sheets under the indicated captions. Carrying amount of long-term debt, current and non-current, above excludes capitalized debt issuance cost of $6.7 million and $4.0 million as of December 31, 2017 and 2016, respectively. The carrying value of trade accounts receivable, trade accounts payable and receivables/payables to owners and affiliates approximate their fair value.

The fair values of the financial instruments shown in the above table as of December 31, 2017 and 2016 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Partnership’s own judgment about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Partnership based on the best information available in the circumstances, including expected cash flows, appropriately risk-adjusted discount rates and available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•	Cash and cash equivalents and restricted cash: The fair value of the Partnership’s cash balances approximates the carrying amounts due to the current nature of the amounts. As of December 31, 2017 and 2016 there is no restricted cash.

•	Foreign exchange forward contracts: The fair value is calculated using mid-rates (excluding margins) as determined by counterparties based on available market rates as of the balance sheet date. The fair value is discounted from the value at expiration to the current value of the contracts.

•	Interest rate swap contracts: The fair value of interest rate swap contracts is determined using an income approach using the following significant inputs: (1) the term of the swap contract (weighted average of 4.5 years and 3.5 years, as of December 31, 2017 and 2016, respectively), (2) the notional amount of the swap contract (ranging from $11,389 to $50,000), discount rates interpolated based on relevant LIBOR swap curves; and (3) the rate on the fixed leg of the swap contract (rates ranging from 1.25% to 2.49% for the contracts as of December 31, 2017 and rates ranging from 1.25% to 2.49% for the contracts as of December 31, 2016).

•	Long-term debt: With respect to long-term debt measurements, the Partnership uses market interest rates and adjusts that rate for all necessary risks, including its own credit risk. In determining an appropriate spread to reflect its credit standing, the Partnership considered interest rates currently offered to KNOT for similar debt instruments of comparable maturities by KNOT’s and the Partnership’s bankers as well as other banks that regularly compete to provide financing to the Partnership.

(b) Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2017 and 2016:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	Carrying Value December 31, 2017	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$46,104	$46,104	$—	$—
Current derivative assets:
Interest rate swap contracts	950	—	950	—
Foreign exchange forward contracts	629	—	629	—
Non-current derivative assets:
Interest rate swap contracts	9,850	—	9,850	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	961	—	961	—
Foreign exchange forward contracts	17	—	17	—
Non-current derivative liabilities:
Interest rate swap contracts	164	—	164	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,033,330	—	1,032,484	—
		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	Carrying Value December 31, 2016	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$27,664	$27,664	$—	$—
Current derivative assets:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	3,154	—	3,154	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,039	—	2,039	—
Foreign exchange forward contracts	1,265	—	1,265	—
Non-current derivative liabilities:
Interest rate swap contracts	285	—	285	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	745,649	—	743,898	—

The Partnership’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1, Level 2 or Level 3 as of December 31, 2017 and 2016.